Shareholder Report, Average Annual Return (Details) 196022_PIA High Yield MACS Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	95 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
PIA High Yield (MACS) Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF
Average Annual Return, Percent	2.03%	5.42%	5.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.82%
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent	7.55%	4.78%	5.14%